ALLEGHANY FUNDS
Montag & Caldwell Balanced Fund
Chicago Trust Bond Fund

Supplement dated December 21, 1998
to Prospectus dated December 21, 1998


It is anticipated that shares of Montag & Caldwell Balanced Fund will be offered for sale to investors effective December 31, 1998. However, sales of shares of Chicago Trust Bond Fund have been postponed indefinitely, and therefore will not be available to investors until further notice.


















INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.